Debt (Details Narrative) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Jul. 09, 2018	Jul. 03, 2018	Jun. 05, 2018	Mar. 31, 2019	Dec. 31, 2018	Aug. 27, 2018	Feb. 04, 2018	Dec. 31, 2017
APICORP Loan [Member]
Line of credit		$ 50,000		$ 43,800			$ 50,000
Line of credit, expiration date		May 03, 2022
Interest rate				5.34%
Line of credit, description		The facility contains covenants which include, among others, certain financial ratios to be maintained at the NPS level, including a gearing ratio of 1.5:1.
Line of credit quarterly installments amount		$ 3,100
APICORP Loan [Member] | LIBOR Plus [Member]
Fixed profit margin		2.75%
Term Loan Ahli Bank [Member]
Line of credit				$ 4,300
Interest rate				6.59%
Line of credit, description				This balance is repayable in nine quarterly installments commencing seven months from the first drawdown until December 2019 and carries interest at the rate three-month LIBOR plus 4% per annum.
Line of credit outstanding amount				$ 1,900
Service coverage ratio, description				This term loan has covenants which include, among others, certain financial ratios to be maintained, including maintaining a minimum debt service coverage ratio of 1.25.
Term Loan Ahli Bank [Member] | Lender [Member]
Line of credit				$ 5,000
Fixed profit margin				5.25%
Interest rate				7.98%
Working capital funded facility				$ 1,200
Working capital facility, drawn amount				$ 3,800
Term Loan Ahli Bank [Member] | LIBOR Plus [Member]
Interest rate				4.00%
Term Loan Ahli Bank [Member] | LIBOR Plus [Member] | Lender [Member]
Fixed profit margin				5.25%
National Bank of Oman [Member]
Line of credit				$ 60,000
Fixed profit margin				3.50%
National Bank of Oman [Member] | Floor Level [Member]
Interest rate				5.00%
National Bank of Oman [Member] | Tranche A [Member]
Line of credit				$ 60,000
Interest rate				6.09%
Line of credit, description				Tranche A carries interest at the rate of LIBOR plus 3.50% per annum and is repayable in quarterly installments, commencing six months from the drawdown in 18 equal installments until September 2020.
Line of credit outstanding amount				$ 20,000
Long term debt				6,660
Short term debt				$ 13,330
National Bank of Oman [Member] | Tranche B [Member]
Line of credit								$ 20,000
Line of credit, description				Tranche B is repayable in equal quarterly installments commencing 18 months from the first drawdown until June 2022.
Line of credit outstanding amount				$ 4,500
Long term debt				3,100
Short term debt				$ 1,400
National Bank of Oman [Member] | Tranche A and Tranche B [Member]
Service coverage ratio, description				Tranche A and Tranche B contain covenants which include, among others, certain financial ratios to be maintained by GES, which include maintaining a minimum debt service coverage ratio of 1.25.
National Bank of Oman [Member] | LIBOR Plus [Member]
Interest rate				3.50%
National Bank of Oman [Member] | LIBOR Plus [Member] | Tranche A [Member]
Interest rate				3.50%
National Bank of Oman [Member]
Working capital funded facility				$ 13,400
Working capital facility, drawn amount				21,600
NPS Holdings Limited [Member] | 150 Million Murabaha Facility [Member]
Line of credit				$ 150,000
Line of credit, initiation date				Aug. 01, 2019
Line of credit, expiration date				May 28, 2025
Line of credit, description				Letters of credit over a period of one year, which carry an interest equal three-month U.S Dollar LIBOR for the applicable interest period, plus a margin of 1.50% per annum.
Working capital funded facility				$ 54,200
Working capital facility, drawn amount				10,800
NPS Holdings Limited [Member] | 150 Million Murabaha Facility [Member] | Lender [Member]
Line of credit				$ 150,000
Fixed profit margin				1.50%
Interest rate				4.09%
Working capital funded facility				$ 50,000
NPS Holdings Limited [Member] | 150 Million Murabaha Facility [Member] | Lender [Member] | Successor [Member]
Line of credit				$ 65,000
NPS Holdings Limited [Member] | 150 Million Murabaha Facility [Member] | LIBOR Plus [Member]
Fixed profit margin				3.25%
Interest rate				5.84%
NPS Holdings Limited [Member] | 150 Million Murabaha Facility [Member] | Minimum [Member]
Repayment of line of credit				$ 1,100
NPS Holdings Limited [Member] | 150 Million Murabaha Facility [Member] | Maximum [Member]
Repayment of line of credit				$ 57,900
National Petroleum Technology [Member]
Line of credit	$ 50,000					$ 25,000
Interest rate				5.62%
Line of credit, description	The NPT KSA Facility contains covenants which include, among others, certain financial ratios to be maintained at NPT KSA level, including a gearing ratio of 3:1.
National Petroleum Technology [Member] | SAR [Member]
Line of credit	$ 187,500					$ 93,750
National Petroleum Technology [Member] | Saudi Arabian British Bank [Member]
Debt maturity date	Mar. 09, 2022
Line of credit				$ 40,000
Line of credit quarterly installments amount	$ 3,300
National Petroleum Technology [Member] | Saudi Arabian British Bank [Member] | SAR [Member]
Line of credit quarterly installments amount	$ 12,500
National Petroleum Technology [Member] | Saudi Arabian Interbank Offered Rate [Member]
Fixed profit margin	2.75%
National Petroleum Technology [Member]
Line of credit	$ 25,000
National Petroleum Technology [Member] | SAR [Member]
Line of credit	93,750
National Petroleum Technology and KSA Facility [Member]
Line of credit	$ 50,000
Fixed profit margin	2.00%
Interest rate	4.87%
Line of credit, description	Letters of credit over a period of one year, which carry an interest equal to one-year SAIBOR, plus a margin of 2.0% per annum.
Working capital funded facility	$ 14,700			23,400
Working capital facility, drawn amount				$ 11,000
National Petroleum Technology and KSA Facility [Member] | Successor [Member]
Line of credit	$ 34,300
Hana Loan Agreement [Member]
Principal amount borrowed			$ 50,000
Debt maturity date			Dec. 17, 2018
Debt description			The Hana Loan had a scheduled maturity date of December 17, 2018 and was interest bearing, accruing interest at the greater of (i) an amount equal to $4.0 million or prorated if the loan was prepaid; and (ii) at a rate per annum equal to one-month Intercontinental Exchange LIBOR, adjusted monthly on the first day of each calendar month, plus a margin of 2.25% payable on maturity or prepaid. The interest was payable in NESR ordinary shares or cash at the election of the lender.
Origination fee			$ 600
Ordinary shares			11.244
Number of shares issued in business combination			53,362
Modified Hana Loan [Member]
Debt periodic payment					$ 44,000
Master Service Agreement [Member] | Supply Chain Financing Facility [Member]
Line of credit, description				HSBC Bank Middle East Limited will pay the supplier with a deduction of up to 4.00%. The Company will subsequently reimburse HSBC Bank Middle East Limited at the close of the stipulated credit period, which varies from 90-150 days by supplier.
Line of credit outstanding amount